Cost of sales	12 Months Ended
Dec. 31, 2019
Cost of sales
Cost of sales

25.         Cost of sales

	2019	2018	2017
Variable costs
Imported products (1)	12,639,710	11,809,529	11,637,419
Depreciation amortization and depletion	5,523,306	5,064,518	5,765,186
Purchases of crude in association and concession	5,466,496	3,820,746	2,240,704
Purchases of hydrocarbons – ANH (2)	5,437,177	5,667,567	4,338,576
Process materials	1,016,617	968,884	889,122
Electric energy	829,543	662,297	561,424
Hydrocarbon transport services	821,654	696,964	665,714
Taxes and economic rights	788,924	441,207	449,959
Purchases of other products and gas	584,507	632,509	488,056
Services contracted in associations	267,778	260,207	195,689
Others (3)	(676,269)	(186,087)	(663,916)
	32,699,443	29,838,341	26,567,933
Fixed costs
Depreciation and amortization	2,781,446	2,555,176	2,366,849
Maintenance	2,497,002	2,260,984	2,038,970
Labor costs	2,316,567	2,105,803	1,815,213
Services contracted	1,841,009	1,796,354	1,414,056
Services contracted in associations	1,211,510	1,040,221	1,008,336
Materials and operating supplies	574,678	565,601	468,205
Taxes and contributions	516,933	393,690	343,505
Hydrocarbon transport services	268,572	261,237	333,671
General costs	265,200	366,972	551,587
	12,272,917	11,346,038	10,340,392
	44,972,360	41,184,379	36,908,325

(1)	Imported products correspond mainly to diesel fuel and diluent to facilitate the transport of heavy crude oil.
(2)

Corresponds to purchases of crude oil by Ecopetrol from the National Hydrocarbons Agency (ANH, by its acronym in Spanish) derived from national production, both of the Ecopetrol Business Group’s direct operations and of third parties.

(3)	Corresponds mainly to: i) the capitalization of the inventory, product of the costing and valuation process, ii) the valuation at Net Realizable Value, and iii) the loans of inventories by transport.